Bank Operating Loans	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Bank Operating Loans
Bank Operating Loans
At December 31, 2017, the Company had unsecured short-term borrowing lines of credit with banks totalling $850 million(1) (December 31, 2016 – $670 million) and letters of credit under these lines of credit totalling $422 million (December 31, 2016 – $378 million). As at December 31, 2017, bank operating loans were nil (December 31, 2016 – nil). Interest payable is based on Bankers’ Acceptance, CAD Prime Rate, U.S. LIBOR, or U.S. Base Rates.
The Sunrise Oil Sands Partnership has an unsecured demand credit facility of $10 million (December 31, 2016 – $10 million) available for general purposes. The Company’s proportionate share of the liability for any drawings under this credit facility is $5 million (December 31, 2016 – $5 million). As at December 31, 2017, there was no balance outstanding under this credit facility (December 31, 2016 – nil).
(1) Includes $75 million demand facility available specifically for letters of credit only.
The Company had the following available credit facilities as at December 31, 2017:

Credit Facilities
($ millions)	Available	Unused
Operating facilities(1) (note 13)	850	428
Syndicated bank facilities(2) (note 15)	4,000	3,800
End of year	4,850	4,228